CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Parent Distribution	$ (928)	$ 0
Cash flows from operating activities:
Net income (loss)	17,762
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,633	861
Amortization of deferred financing fees	162	0
Unit-based compensation expense	930
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(2,320)
Prepaid expenses and other current assets	94
Accounts payable - affiliates	(301)
Accounts payable and accrued liabilities	(46)
Other assets and liabilities	(15)
Net cash provided by (used in) operations	17,899
Cash flows from investing activities:
Expenditures for property, plant and equipment	(76)	(9,446)
Purchase of marketable securities	(689,693)
Maturities of marketable securities	689,697
Net cash (used in) provided by investing activities	(72)
Cash flows from financing activities:
Parent contributions	0
Distributions to unitholders	(10,885)
Net cash (used in) provided by financing activities	(11,813)
Net change in cash and cash equivalents	6,014
Cash and cash equivalents, beginning of period	14,165
Cash and cash equivalents, end of period	20,179
Supplemental Cash Flow Information [Abstract]
Contribution of Property	1,628
Capital Expenditures Incurred but Not yet Paid	$ 0
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)		(4,322)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		861
Amortization of deferred financing fees		0
Unit-based compensation expense		0
Changes in operating assets and liabilities:
Accounts receivable - affiliates		0
Prepaid expenses and other current assets		40
Accounts payable - affiliates		0
Accounts payable and accrued liabilities		(257)
Other assets and liabilities		0
Net cash provided by (used in) operations		(3,678)
Cash flows from investing activities:
Expenditures for property, plant and equipment		(9,446)
Purchase of marketable securities		0
Maturities of marketable securities		0
Net cash (used in) provided by investing activities		(9,446)
Cash flows from financing activities:
Parent contributions		13,059
Distributions to unitholders		0
Net cash (used in) provided by financing activities		13,059
Net change in cash and cash equivalents		(65)
Cash and cash equivalents, beginning of period		75
Cash and cash equivalents, end of period		10
Supplemental Cash Flow Information [Abstract]
Contribution of Property		0
Capital Expenditures Incurred but Not yet Paid		$ 188